Post employment benefits - Balance sheet analysis of post employment plans (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of defined benefit plans [line items]
Non-current assets	£ 1,060	£ 935
Non-current liabilities	(846)	(872)
Funded plans
Disclosure of defined benefit plans [line items]
Non-current assets	1,060	935
Non-current liabilities	(547)	(593)
Unfunded plans
Disclosure of defined benefit plans [line items]
Non-current liabilities	£ (299)	£ (279)